Schedule of Reportable Segment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Net revenue	$ 9,377,002	$ 9,398,261	$ 34,787,596	$ 28,495,447
Cost of sales	4,752,352	7,324,971	24,304,957	20,813,619
Gross profit	4,624,650	2,073,290	10,482,639	7,681,828
Operating expenses
Advertising and promotion	34,337	139,163	272,957	440,866
Depreciation and amortization	568,141	535,237	2,308,400	1,900,819
Wages and salaries	1,689,690	1,880,759	7,535,237	5,878,649
Office and general expenses	601,591	797,417	3,122,157	2,395,143
Research and development expenses	2,081	8,628	19,696	18,983
Legal and professional fees	294,296	487,939	1,670,578	1,373,915
Insurance expenses	98,087	99,571	435,874	435,138
Excise and other taxes	55,166	48,437	300,032	193,368
Travel and business development	90,300	53,256	344,036	459,807
Total operating expenses	3,340,983	3,980,835	18,073,551	15,667,673
Income (loss) from operations	1,283,667	(1,907,545)	(7,590,912)	(7,985,845)
Other expense
Interest expense	316,834	592,501	2,366,361	5,155,288
Change in fair value derivative liability	390,405	(3,538,440)	(8,934,632)	6,113,485
Other expense (income)	28,101	51,505	210,321	(20,376)
Total other expense	735,340	(2,894,434)	7,520,148	13,328,426
Income (loss) before provision for income taxes	548,327	986,889	(15,111,060)	(21,314,271)
Provision for income taxes	974,580	721,113	2,518,615	3,307,243
Net income (loss) and comprehensive income (loss)	(426,253)	265,776	(17,629,675)	(24,621,514)
Foreign currency translation			(343)	7,314
Net loss and comprehensive loss attributable to non-controlling interest
Net income (loss) and comprehensive income (loss) attributable to shareholders of Leef Brands, Inc.	(426,253)	265,776	(17,629,332)	(24,628,828)
Other (gains) losses			2,035	1,397
Loss (gain) on extinguishment of debt			13,878,098	2,935,029
Change in fair value of contingent consideration				(855,000)
Wholesale Concentrates [Member]
Segment Reporting [Line Items]
Net revenue	8,490,773	8,380,413
Corporate Segment and Other Operating Segment [Member]
Segment Reporting [Line Items]
Net revenue
Operating Segments [Member]
Segment Reporting [Line Items]
Net revenue	9,377,002	9,398,261	34,787,596	28,495,447
Cost of sales	4,752,352	7,324,971	24,304,957	20,813,619
Gross profit	4,624,650	2,073,290	10,482,639	7,681,828
Operating expenses
Advertising and promotion	34,337	139,163	272,957	440,866
Depreciation and amortization	285,490	294,503	1,260,298	1,040,984
Wages and salaries	1,689,690	1,880,759	7,535,237	5,878,649
Office and general expenses	601,591	797,417	3,122,157	2,584,982
Research and development expenses	2,081	8,628	19,696	18,983
Legal and professional fees	294,296	487,939	1,670,577	1,373,915
License and compliance	5,706	12,760	45,654
Insurance expenses	98,087	99,571	435,874	435,138
Excise and other taxes	55,166	48,437	300,032	55,450
Lease expenses	184,239	158,402	727,733	716,118
Travel and business development	90,300	53,256	344,037	459,807
Total operating expenses	3,340,983	3,980,835	18,073,551	15,667,673
Income (loss) from operations	1,283,667	(1,907,545)	(7,590,912)	(7,985,845)
Other expense
Interest expense	316,834	592,501	2,366,361	5,155,288
Change in fair value derivative liability	390,405	(3,538,440)	(8,934,632)	6,113,485
Other expense (income)	28,101	51,505	210,321	(20,376)
Total other expense	735,340	(2,894,434)	7,520,148	13,328,426
Income (loss) before provision for income taxes	548,327	986,889	(15,111,060)	(21,314,271)
Provision for income taxes	974,580	721,113	2,518,615	3,307,243
Net income (loss) and comprehensive income (loss)	(426,253)	265,776	(17,629,675)	(24,621,514)
Foreign currency translation			(343)	7,314
Net loss and comprehensive loss attributable to non-controlling interest
Net income (loss) and comprehensive income (loss) attributable to shareholders of Leef Brands, Inc.	(426,253)	265,776	(17,629,332)	(24,628,828)
Loss on impairment of goodwill, intangible and long-lived assets			2,337,264	2,661,384
Other (gains) losses			2,035	1,397
Loss (gain) on extinguishment of debt			13,878,098	2,935,029
Change in fair value of contingent consideration				(855,000)
Operating Segments [Member] | Wholesale Concentrates [Member]
Segment Reporting [Line Items]
Net revenue	8,490,773	8,380,413	31,303,107	24,586,764
Cost of sales	4,283,813	5,922,610	21,903,649	18,802,512
Gross profit	4,206,960	2,457,803	9,399,458	5,784,252
Operating expenses
Advertising and promotion	8,722	30,878	70,796	176,777
Depreciation and amortization	235,183	243,393	558,012	871,687
Wages and salaries	418,669	431,504	1,643,935	2,041,058
Office and general expenses	440,639	552,555	2,288,777	1,415,507
Research and development expenses	2,081	8,628	19,696	18,739
Legal and professional fees	39,653	139,382	463,805	307,950
License and compliance	(4,956)	12,760	10,066
Insurance expenses	7,945	2,717	25,832	2,197
Excise and other taxes	46,600	48,437	263,551	55,450
Lease expenses	122,583	(30,097)	400,523	60,124
Travel and business development	45,267	40,074	203,980	80,175
Total operating expenses	1,362,386	1,480,231	8,288,272	4,922,284
Income (loss) from operations	2,844,574	977,572	1,111,186	861,968
Other expense
Interest expense	266,110	325,735	683,429	1,257,809
Change in fair value derivative liability				12,727
Other expense (income)				(8,902)
Total other expense	266,110	325,735	683,429	1,261,634
Income (loss) before provision for income taxes	2,578,464	651,837	427,757	(399,666)
Provision for income taxes	1,206		19,347	323
Net income (loss) and comprehensive income (loss)	2,577,258	651,837	408,410	(399,989)
Foreign currency translation			(343)
Net loss and comprehensive loss attributable to non-controlling interest
Net income (loss) and comprehensive income (loss) attributable to shareholders of Leef Brands, Inc.	2,577,258	651,837	408,753	(399,989)
Loss on impairment of goodwill, intangible and long-lived assets			2,337,264
Other (gains) losses			2,035
Loss (gain) on extinguishment of debt
Change in fair value of contingent consideration
Operating Segments [Member] | Retails [Member]
Segment Reporting [Line Items]
Net revenue	886,229	1,017,848	3,484,489	3,908,683
Cost of sales	468,539	1,402,361	2,401,308	2,011,107
Gross profit	417,690	(384,513)	1,083,181	1,897,576
Operating expenses
Advertising and promotion	17,894	49,317	86,186	236,856
Depreciation and amortization	2,321	26,507	9,465	117,032
Wages and salaries	215,426	246,538	903,002	847,036
Office and general expenses	69,434	120,634	399,597	541,955
Research and development expenses
Legal and professional fees	30,000	14,501	118,514	54,066
License and compliance	9,327		37,020
Insurance expenses	8,073	(5,637)	13,993	45,989
Excise and other taxes	8,551		33,984
Lease expenses	60,977		243,909	(17,000)
Travel and business development	2,256	1,073	3,084	18,401
Total operating expenses	424,259	452,933	1,848,754	4,252,405
Income (loss) from operations	(6,569)	(837,446)	(765,573)	(2,354,829)
Other expense
Interest expense	550	49,561	2,914	201,376
Change in fair value derivative liability
Other expense (income)
Total other expense	550	49,561	2,914	201,376
Income (loss) before provision for income taxes	(7,119)	(887,007)	(768,487)	(2,556,205)
Provision for income taxes
Net income (loss) and comprehensive income (loss)	(7,119)	(887,007)	(768,487)	(2,556,205)
Foreign currency translation
Net loss and comprehensive loss attributable to non-controlling interest
Net income (loss) and comprehensive income (loss) attributable to shareholders of Leef Brands, Inc.	(7,119)	(887,007)	(768,487)	(2,556,205)
Loss on impairment of goodwill, intangible and long-lived assets				2,414,485
Other (gains) losses				(6,415)
Loss (gain) on extinguishment of debt
Change in fair value of contingent consideration
Operating Segments [Member] | Corporate Segment and Other Operating Segment [Member]
Segment Reporting [Line Items]
Net revenue
Cost of sales
Gross profit
Operating expenses
Advertising and promotion	7,721	58,968	115,975	27,233
Depreciation and amortization	47,986	24,603	692,821	52,265
Wages and salaries	1,055,595	1,202,717	4,988,300	2,990,555
Office and general expenses	91,518	124,228	433,783	734,900
Research and development expenses				244
Legal and professional fees	224,643	334,056	1,088,258	1,011,899
License and compliance	1,335		(1,432)
Insurance expenses	82,069	102,491	396,049	386,952
Excise and other taxes	15		2,497
Lease expenses	679	188,499	83,301	672,994
Travel and business development	42,777	12,109	136,973	361,231
Total operating expenses	1,554,338	2,047,671	7,936,525	6,492,984
Income (loss) from operations	(1,554,338)	(2,047,671)	(7,936,525)	(6,492,984)
Other expense
Interest expense	50,174	217,205	1,680,018	3,696,103
Change in fair value derivative liability	390,405	(3,538,440)	(8,934,632)	6,100,758
Other expense (income)	28,101	51,505	210,321	(11,474)
Total other expense	468,680	(3,269,730)	6,833,805	11,865,416
Income (loss) before provision for income taxes	(2,023,018)	1,222,059	(14,770,330)	(18,358,400)
Provision for income taxes	973,374	721,113	2,499,268	3,306,920
Net income (loss) and comprehensive income (loss)	(2,996,392)	500,946	(17,269,598)	(21,665,320)
Foreign currency translation				7,314
Net loss and comprehensive loss attributable to non-controlling interest
Net income (loss) and comprehensive income (loss) attributable to shareholders of Leef Brands, Inc.	$ (2,996,392)	$ 500,946	(17,269,598)	(21,672,634)
Loss on impairment of goodwill, intangible and long-lived assets				246,899
Other (gains) losses				7,812
Loss (gain) on extinguishment of debt			13,878,098	2,935,029
Change in fair value of contingent consideration				$ (855,000)